Schedule of Investments (unaudited)
May 31, 2025
iShares® MSCI Saudi Arabia ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.4%
SAL Saudi Logistics Services	60,730	$2,875,174
Banks — 35.5%
Al Rajhi Bank	3,744,911	90,836,965
Alinma Bank	2,512,087	17,304,952
Arab National Bank	1,842,856	10,630,462
Bank AlBilad	1,505,229	10,365,383
Bank Al-Jazira(a)	1,290,742	4,391,796
Banque Saudi Fransi	2,508,214	11,530,100
Riyad Bank	3,013,625	23,314,909
Saudi Awwal Bank	2,061,639	18,538,448
Saudi Investment Bank (The)	1,252,265	4,942,499
Saudi National Bank (The)	5,588,333	51,642,790
		243,498,304
Building Products — 0.2%
Bawan Co.	60,026	785,679
Saudi Ceramic Co.(a)	100,063	787,998
		1,573,677
Capital Markets — 0.7%
Saudi Tadawul Group Holding Co.	98,664	4,600,474
Chemicals — 7.9%
Advanced Petrochemical Co.(a)	260,168	2,080,429
Alujain Corp.	71,216	699,484
National Industrialization Co.(a)	677,739	1,649,143
SABIC Agri-Nutrients Co.	423,966	10,826,878
Sahara International Petrochemical Co.	752,218	3,786,362
Saudi Aramco Base Oil Co.	74,485	1,975,778
Saudi Basic Industries Corp.	1,691,347	25,111,092
Saudi Industrial Investment Group	671,711	2,959,486
Saudi Kayan Petrochemical Co.(a)	970,582	1,300,234
Yanbu National Petrochemical Co.	450,971	3,580,714
		53,969,600
Commercial Services & Supplies — 0.4%
Catrion Catering Holding Co.	82,795	2,607,757
Construction & Engineering — 0.1%
Al Babtain Power & Telecommunication Co.	65,417	864,252
Construction Materials — 1.5%
Arabian Cement Co./Saudi Arabia	100,063	625,185
City Cement Co.	140,086	675,104
Eastern Province Cement Co.	86,059	704,063
Northern Region Cement Co.	180,108	383,415
Qassim Cement Co. (The)	110,556	1,497,007
Riyadh Cement Co.	108,531	927,170
Saudi Cement Co.	153,176	1,651,532
Southern Province Cement Co.	128,640	1,017,943
Yamama Cement Co.	205,583	1,973,617
Yanbu Cement Co.	157,589	859,196
		10,314,232
Consumer Finance — 0.1%
Nayifat Finance Co.	120,067	404,720
United International Holding Co.(a)	6,304	278,106
		682,826
Consumer Staples Distribution & Retail — 1.1%
Abdullah Al Othaim Markets Co.	900,772	1,936,882
Al-Dawaa Medical Services Co.	60,741	1,236,886
Almunajem Foods Co.	36,702	654,156
BinDawood Holding Co.	583,584	977,121
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Nahdi Medical Co.	80,232	$2,609,066
		7,414,111
Diversified Consumer Services — 0.3%
Ataa Educational Co.	42,071	715,453
National Co. for Learning & Education	35,619	1,525,261
		2,240,714
Diversified REITs — 0.3%
Al Rajhi REIT	534,719	1,181,566
Jadwa REIT Saudi Fund	361,851	984,483
		2,166,049
Diversified Telecommunication Services — 6.3%
Etihad Atheeb Telecommunication Co.	34,008	876,761
Saudi Telecom Co.	3,791,885	42,310,907
		43,187,668
Electric Utilities — 0.9%
Saudi Electricity Co.	1,707,893	6,436,040
Electrical Equipment — 0.3%
Electrical Industries Co.	1,131,238	2,149,936
Energy Equipment & Services — 0.4%
Ades Holding Co.	695,610	2,585,253
Financial Services — 0.1%
Saudi Advanced Industries Co.	60,026	401,650
Food Products — 3.1%
Almarai Co. JSC	1,005,397	13,743,602
First Milling Co., NVS	33,992	486,911
Halwani Brothers Co.(a)	25,229	302,859
Modern Mills Co.	50,107	475,825
National Agriculture Development Co. (The)(a)	301,705	1,708,982
Saudia Dairy & Foodstuff Co.	32,688	2,471,813
Savola Group (The)(a)	302,059	2,135,589
Tanmiah Food Co.	12,268	318,987
		21,644,568
Gas Utilities — 0.2%
National Gas & Industrialization Co.	75,019	1,556,548
Ground Transportation — 0.5%
Lumi Rental Co.(a)	33,676	557,206
Saudi Public Transport Co.(a)	125,068	474,736
Theeb Rent A Car Co.	42,997	759,450
United International Transportation Co.	72,999	1,379,165
		3,170,557
Health Care Providers & Services — 3.8%
Al Hammadi Holding	162,033	1,610,885
Almoosa Health Co.	11,740	486,974
Dallah Healthcare Co.	69,809	2,204,520
Dr Sulaiman Al Habib Medical Services Group Co.	179,163	12,487,187
Middle East Healthcare Co.(a)	84,692	1,361,728
Mouwasat Medical Services Co.	200,690	3,880,007
National Medical Care Co.	44,797	1,965,262
Saudi Chemical Co. Holding	854,461	1,774,301
		25,770,864
Hotels, Restaurants & Leisure — 0.8%
Alamar Foods, NVS	20,802	342,929
Jahez International Co.(a)	212,840	1,489,225
Leejam Sports Co. JSC	52,245	1,768,634
Seera Group Holding(a)	299,963	2,033,598
		5,634,386

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Saudi Arabia ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 3.0%
ACWA Power Co.	300,348	$20,677,995
Industrial Conglomerates — 0.5%
Astra Industrial Group	80,131	3,392,246
Insurance — 2.8%
Al Rajhi Co. for Co-operative Insurance(a)	82,087	2,469,980
Bupa Arabia for Cooperative Insurance Co.	168,986	7,522,200
Co. for Cooperative Insurance (The)	150,939	5,582,018
Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (The)(a)	105,064	551,005
Rasan Information Technology Co.(a)	71,600	1,574,984
Saudi Reinsurance Co.(a)	89,131	1,201,860
Walaa Cooperative Insurance Co.(a)	127,617	604,339
		19,506,386
IT Services — 2.6%
Al Moammar Information Systems Co.	30,678	1,102,287
Arabian Internet & Communications Services Co.	37,696	2,644,016
Elm Co.	50,340	13,755,251
Perfect Presentation For Commercial Services Co., NVS(a)	183,764	574,123
		18,075,677
Media — 0.6%
Arabian Contracting Services Co.(a)	33,670	985,424
Saudi Research & Media Group(a)	73,739	2,813,624
		3,799,048
Metals & Mining — 4.8%
Al Masane Al Kobra Mining Co.	73,407	1,158,342
East Pipes Integrated Co. for Industry, NVS	25,719	848,813
Saudi Arabian Mining Co.(a)	2,245,116	30,455,385
Saudi Steel Pipe Co.	41,619	662,765
		33,125,305
Oil, Gas & Consumable Fuels — 10.5%
Saudi Arabian Oil Co.(b)	10,870,460	72,365,785
Paper & Forest Products — 0.2%
Middle East Paper Co.(a)	86,685	651,211
Saudi Paper Manufacturing Co.	37,040	641,376
		1,292,587
Pharmaceuticals — 0.5%
Jamjoom Pharmaceuticals Factory Co., NVS	43,366	2,020,403
Middle East Pharmaceutical Co.	12,229	398,163
Saudi Pharmaceutical Industries & Medical Appliances Corp.(a)	120,067	797,427
		3,215,993
Professional Services — 0.1%
Maharah Human Resources Co.	475,347	647,529
Saudi Manpower Solutions Co.	207,589	342,510
		990,039
Real Estate Management & Development — 3.8%
Alandalus Property Co.	93,374	564,985
Arabian Centres Co.(b)	388,249	2,046,983
Arriyadh Development Co.	181,002	1,558,141
Dar Al Arkan Real Estate Development Co.(a)	1,085,767	5,790,291
Emaar Economic City(a)	375,511	1,276,205
Security	Shares	Value
Real Estate Management & Development (continued)
Jabal Omar Development Co.(a)	1,038,902	$5,958,440
Knowledge Economic City Co., NVS	75,403	271,448
Makkah Construction & Development Co.	172,106	4,486,752
Retal Urban Development Co., NVS	500,226	1,941,516
Saudi Real Estate Co.(a)	306,514	1,690,218
Sumou Real Estate Co., NVS	36,650	399,545
		25,984,524
Specialty Retail — 1.7%
Al Majed for Oud Co., NVS	7,700	276,514
Aldrees Petroleum and Transport Services Co.	102,950	3,348,436
AlSaif Stores For Development & Investment Co.(a)	247,878	491,328
Jarir Marketing Co.	1,211,768	4,153,729
Nice One Beauty Digital Marketing Co.(a)	31,328	269,986
Saudi Automotive Services Co.	70,043	1,113,100
United Electronics Co.	81,834	1,895,533
		11,548,626
Textiles, Apparel & Luxury Goods — 0.1%
Alaseel Co.	400,303	429,101
Transportation Infrastructure — 0.4%
Saudi Ground Services Co.	188,035	2,336,555
Sustained Infrastructure Holding Co.(a)	82,139	634,454
		2,971,009
Water Utilities — 0.3%
AlKhorayef Water & Power Technologies Co.	35,011	1,285,657
Miahona(a)	87,608	551,346
		1,837,003
Wireless Telecommunication Services — 2.2%
Etihad Etisalat Co.	772,566	12,273,249
Mobile Telecommunications Co. Saudi Arabia	906,890	2,641,447
		14,914,696
Total Long-Term Investments — 99.0% (Cost: $563,501,646)		679,470,660
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	2,920,000	2,920,000
Total Short-Term Securities — 0.4% (Cost: $2,920,000)		2,920,000
Total Investments — 99.4% (Cost: $566,421,646)		682,390,660
Other Assets Less Liabilities — 0.6%		4,080,335
Net Assets — 100.0%		$686,470,995

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Saudi Arabia ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$5,700,000	$—	$(2,780,000)(a)	$—	$—	$2,920,000	2,920,000	$32,288	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	127	06/20/25	$7,298	$8,896
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$70,043,086	$609,427,574	$—	$679,470,660
Short-Term Securities
Money Market Funds	2,920,000	—	—	2,920,000
	$72,963,086	$609,427,574	$—	$682,390,660
Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,896	$—	$—	$8,896

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® MSCI Saudi Arabia ETF

Portfolio Abbreviation
JSC	Joint Stock Company
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust